Segment Reporting (Tables)	12 Months Ended
Feb. 28, 2025
Segment Reporting [Abstract]
Schedule of Segment Information Provided to the Group CEO

The segment information provided to the Group CEO, for the reportable segments for the financial year ended February 28, 2025, February 29, 2024 and February 28, 2023 as follows

Figures in Rand thousands	Cartrack	Carzuka	Karooooo Logistics	Total
February 28, 2025
Subscription revenue	4,055,394	-	12,783	4,068,177
Other revenue[1]	89,618	-	-	89,618
Vehicle sales	2,099	-	-	2,099
Delivery service	-	-	407,565	407,565
Segment revenue	4,147,111	-	420,348	4,567,459

Segment operating profit	1,272,980	-	39,353	1,312,333

Depreciation and amortization	659,140	-	3,419	662,559
Capital expenditure	1,079,715	-	1,593	1,081,308

February 29, 2024
Subscription revenue	3,522,816	-	12,989	3,535,805
Other revenue[1]	90,879	-	-	90,879
Vehicle sales	-	274,787	-	274,787
Delivery service	-	-	304,040	304,040
Segment revenue	3,613,695	274,787	317,029	4,205,511

Segment operating profit/ (loss)	1,069,313	(52,907)	26,096	1,042,502

Depreciation and amortization	640,419	5,386	2,337	648,142
Capital expenditure	923,579	317	3,672	927,568

February 28, 2023
Subscription revenue	3,003,931	-	6,141	3,010,072
Other revenue	72,709	-	-	72,709
Vehicle sales	-	250,845	-	250,845
Delivery service	-	-	173,441	173,441
Segment revenue	3,076,640	250,845	179,582	3,507,067

Segment operating profit/ (loss)	914,981	(37,813)	4,747	881,915

Depreciation and amortization	541,238	2,133	1,560	544,931
Capital expenditure	605,716	12,074	8,519	626,309

[1]	Information about other revenue is disclosed in Note 19.

Schedule of Reconciliation of Information on Reportable Segments to the Amounts Reported in Consolidated Financial Statements

Reconciliation of information on reportable segments to the amounts reported in consolidated financial statements

	Year ended February 28/29
Figures in Rand thousands	2025	2024	2023

Total segment operating profits	1,312,333	1,042,502	881,915
Offering costs	(15,113)	-	-
Impairment of goodwill	(43,600)	-	-
Finance income	44,167	39,418	23,255
Finance cost	(50,866)	(15,822)	(10,095)
Fair value changes to derivative assets	-	(388)	(971)
Consolidated profit before taxation	1,246,921	1,065,710	894,104

Schedule of Information about Geographical Areas

Information about geographical areas:

	As of February 28/29
Non-current operating assets[1]	2025	2024

South Africa	2,158,893	1,714,719
Africa-Other	119,486	154,777
Europe	425,207	355,904
Asia-Pacific[2], Middle East & USA	560,262	498,361
	3,263,848	2,723,761

[1]	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
[2]	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 185.8 million (2024: ZAR 226.2 million).